Note 26 - Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
III. FINANCIAL RISK MANAGEMENT
Disclosure of detailed information about derivative financial instruments [text block]
	Year ended December 31,
	2025	2024
Other derivatives	1,875	7,484
Contracts with positive fair values	1,875	7,484

Derivatives hedging borrowings and investments	(2,669)	-
Other derivatives	(11,661)	(8,300)
Contracts with negative fair values	(14,330)	(8,300)
Total	(12,455)	(816)

Disclosure of detailed information about hedged items [text block]
Purchase currency	Sell currency	Term	Fair value		Hedge accounting reserve
			2025	2024	2025	2024
BRL	USD	2026	-	(2,818)	-	1,776
EUR	USD	2026	757	(2,551)	550	(2,091)
USD	BRL	2026	500	1,579	(18)	-
USD	CAD	2026	(2,169)	1,465	-	-
USD	EUR	2026/2027	(3,989)	1,089	(1,048)	383
MXN	USD	2026	60	770	-	-
USD	KWD	2026	212	569	-	-
USD	MXN	2026	(4,726)	(282)	-	-
USD	NGN	2026	(43)	(212)	-	-
USD	ARS	2026	56	-	19	-
USD	COP	2026	(171)	202	-	-
USD	GBP	2026	(108)	134	-	-
USD	CNY	2026	(65)	73	-	-
RON	USD	2026	(39)	(31)	-	-
Others		2026	(417)	5	77	120
Total			(10,142)	(8)	(420)	188

Commodity derivatives	Term	Fair value		Hedge accounting reserve
		2025	2024	2025	2024
LME Scrap	2026	-	(1,974)	-	(1,974)
PSV Gas	2026	(1,415)	1,097	(1,415)	1,097
Nickel	2026	(194)	52	(194)	52
Houston Ship Channel Gas	2026	-	34	-	34
Electric Energy	2026	(301)	(17)	(301)	(17)
TTF Gas	2026	(403)	-	(403)	-
Total		(2,313)	(808)	(2,313)	(808)

Disclosure of detailed information of the hedge reserve evolution [text block]
	Equity reserve Dec-2023	Movements 2024	Equity reserve Dec-2024	Movements 2025	Equity reserve Dec-2025
Foreign Exchange & Commodities	8,133	(8,753)	(620)	(2,113)	(2,733)
Total Cash flow Hedge	8,133	(8,753)	(620)	(2,113)	(2,733)